Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Variable Insurance Funds II
Entity Central Index Key	0002042317
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000256358 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the “Portfolio”) (successor to Pioneer Bond VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.47%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.47%	[1],[2]
Net Assets	$ 122,311,784
Holdings Count | Holding	735	[3]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$122,311,784%
Total number of portfolio holdings	735^^
Portfolio turnover rate	17%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	36.6%
U.S. Government and Agency Obligations	36.1%
Asset Backed Securities	9.5%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.6%
Affiliated Closed-End Fund∞	3.1%
Mutual Funds	0.5%
Foreign Government Bonds	0.4%
Insurance-Linked Securities	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256357 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the “Portfolio”) (successor to Pioneer Bond VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$37	0.72%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 37	[4]
Expense Ratio, Percent	0.72%	[4],[5]
Net Assets	$ 122,311,784
Holdings Count | Holding	735	[6]
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$122,311,784%
Total number of portfolio holdings	735^^
Portfolio turnover rate	17%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	36.6%
U.S. Government and Agency Obligations	36.1%
Asset Backed Securities	9.5%
Collateralized Mortgage Obligations	6.6%
Commercial Mortgage-Backed Securities	6.6%
Affiliated Closed-End Fund∞	3.1%
Mutual Funds	0.5%
Foreign Government Bonds	0.4%
Insurance-Linked Securities	0.4%
Senior Secured Floating Rate Loan Interests	0.2%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256347 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap Growth VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) (successor to Pioneer Select Mid Cap Growth VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.86%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 46	[7]
Expense Ratio, Percent	0.86%	[7],[8]
Net Assets	$ 103,744,387
Holdings Count | Holding	76	[9]
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$103,744,387%
Total number of portfolio holdings	76^^
Portfolio turnover rate	32%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	25.7%
Industrials	18.5%
Consumer Discretionary	17.4%
Health Care	12.1%
Financials	10.7%
Energy	5.0%
Communication Services	4.4%
Utilities	2.8%
Consumer Staples	1.6%
Basic Materials	0.9%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256349 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (successor to Pioneer Mid Cap Value VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.76%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 38	[10]
Expense Ratio, Percent	0.76%	[10],[11]
Net Assets	$ 100,563,983
Holdings Count | Holding	63	[12]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$100,563,983%
Total number of portfolio holdings	63^^
Portfolio turnover rate	6%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Financials	25.2%
Industrials	13.8%
Consumer Discretionary	10.2%
Energy	8.6%
Utilities	8.0%
Consumer Staples	7.6%
Real Estate	7.3%
Information Technology	7.2%
Health Care	5.0%
Communication Services	3.8%
Basic Materials	3.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256350 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (successor to Pioneer Mid Cap Value VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	1.01%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 50	[13]
Expense Ratio, Percent	1.01%	[13],[14]
Net Assets	$ 100,563,983
Holdings Count | Holding	63	[15]
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$100,563,983%
Total number of portfolio holdings	63^^
Portfolio turnover rate	6%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Financials	25.2%
Industrials	13.8%
Consumer Discretionary	10.2%
Energy	8.6%
Utilities	8.0%
Consumer Staples	7.6%
Real Estate	7.3%
Information Technology	7.2%
Health Care	5.0%
Communication Services	3.8%
Basic Materials	3.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256355 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Equity Income VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.79%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 40	[16]
Expense Ratio, Percent	0.79%	[16],[17]
Net Assets	$ 75,543,328
Holdings Count | Holding	57	[18]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$75,543,328%
Total number of portfolio holdings	57^^
Portfolio turnover rate	28%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Financials	28.6%
Industrials	13.8%
Health Care	9.9%
Energy	8.9%
Consumer Discretionary	8.6%
Information Technology	8.6%
Communication Services	7.3%
Consumer Staples	7.3%
Basic Materials	3.2%
Utilities	2.9%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256356 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Equity Income VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$53	1.04%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 53	[19]
Expense Ratio, Percent	1.04%	[19],[20]
Net Assets	$ 75,543,328
Holdings Count | Holding	57	[21]
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$75,543,328%
Total number of portfolio holdings	57^^
Portfolio turnover rate	28%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Financials	28.6%
Industrials	13.8%
Health Care	9.9%
Energy	8.9%
Consumer Discretionary	8.6%
Information Technology	8.6%
Communication Services	7.3%
Consumer Staples	7.3%
Basic Materials	3.2%
Utilities	2.9%
Real Estate	0.9%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256354 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the “Portfolio”) (successor to Pioneer Fund VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.74%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 39	[22]
Expense Ratio, Percent	0.74%	[22],[23]
Net Assets	$ 155,611,223
Holdings Count | Holding	45	[24]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$155,611,223%
Total number of portfolio holdings	45^^
Portfolio turnover rate	39%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.2%
Industrials	17.0%
Financials	15.1%
Basic Materials	10.8%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.7%
Energy	2.7%
Consumer Staples	2.0%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256353 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the “Portfolio”) (successor to Pioneer Fund VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$52	0.99%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 52	[25]
Expense Ratio, Percent	0.99%	[25],[26]
Net Assets	$ 155,611,223
Holdings Count | Holding	45	[27]
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$155,611,223%
Total number of portfolio holdings	45^^
Portfolio turnover rate	39%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of June 30, 2025 )*
Information Technology	35.2%
Industrials	17.0%
Financials	15.1%
Basic Materials	10.8%
Consumer Discretionary	7.5%
Communication Services	4.0%
Health Care	3.7%
Energy	2.7%
Consumer Staples	2.0%
Utilities	2.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256352 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) (successor to Pioneer High Yield VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.90%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 46	[28]
Expense Ratio, Percent	0.90%	[28],[29]
Net Assets	$ 27,791,170
Holdings Count | Holding	204	[30]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$27,791,170%
Total number of portfolio holdings	204^^
Portfolio turnover rate	23%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	94.2%
Affiliated Closed-End Fund∞	2.8%
Senior Secured Floating Rate Loan Interests	2.6%
Common Stock	0.4%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256351 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) (successor to Pioneer High Yield VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$58	1.15%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 58	[31]
Expense Ratio, Percent	1.15%	[31],[32]
Net Assets	$ 27,791,170
Holdings Count | Holding	204	[33]
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$27,791,170%
Total number of portfolio holdings	204^^
Portfolio turnover rate	23%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	94.2%
Affiliated Closed-End Fund∞	2.8%
Senior Secured Floating Rate Loan Interests	2.6%
Common Stock	0.4%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256346 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Strategic Income VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 38	[34]
Expense Ratio, Percent	0.75%	[34],[35]
Net Assets	$ 29,627,252
Holdings Count | Holding	377	[36]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$29,627,252%
Total number of portfolio holdings	377^^
Portfolio turnover rate	30%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	36.7%
U.S. Government and Agency Obligations	36.5%
Collateralized Mortgage Obligations	8.0%
Commercial Mortgage-Backed Securities	6.4%
Affiliated Closed-End Fund∞	4.1%
Asset Backed Securities	3.8%
Foreign Government Bonds	3.1%
Senior Secured Floating Rate Loan Interests	1.3%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256345 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Strategic Income VCT Portfolio) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last six months?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$51	1.00%^
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
^	Annualized

Expenses Paid, Amount	$ 51	[37]
Expense Ratio, Percent	1.00%	[37],[38]
Net Assets	$ 29,627,252
Holdings Count | Holding	377	[39]
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of June 30, 2025)
Portfolio net assets	$29,627,252%
Total number of portfolio holdings	377^^
Portfolio turnover rate	30%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of June 30, 2025 ) *
Corporate Bonds	36.7%
U.S. Government and Agency Obligations	36.5%
Collateralized Mortgage Obligations	8.0%
Commercial Mortgage-Backed Securities	6.4%
Affiliated Closed-End Fund∞	4.1%
Asset Backed Securities	3.8%
Foreign Government Bonds	3.1%
Senior Secured Floating Rate Loan Interests	1.3%
Common Stocks	0.1%
Convertible Corporate Bonds†	0.0%
Insurance-Linked Securities†	0.0%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[2]	Annualized
[3]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[4]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[5]	Annualized
[6]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[7]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[8]	Annualized
[9]	Excluding short-term investments and all derivative contracts except for options purchased.
[10]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[11]	Annualized
[12]	Excluding short-term investments and all derivative contracts except for options purchased.
[13]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[14]	Annualized
[15]	Excluding short-term investments and all derivative contracts except for options purchased.
[16]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[17]	Annualized
[18]	Excluding short-term investments and all derivative contracts except for options purchased.
[19]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[20]	Annualized
[21]	Excluding short-term investments and all derivative contracts except for options purchased.
[22]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[23]	Annualized
[24]	Excluding short-term investments and all derivative contracts except for options purchased.
[25]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[26]	Annualized
[27]	Excluding short-term investments and all derivative contracts except for options purchased.
[28]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[29]	Annualized
[30]	Excluding short-term investments and all derivative contracts except for options purchased.
[31]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[32]	Annualized
[33]	Excluding short-term investments and all derivative contracts except for options purchased.
[34]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[35]	Annualized
[36]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[37]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[38]	Annualized
[39]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.